Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,137	$ 2,323
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	825	711
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	849	907
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	463	705
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	188	204
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11	15
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	167	173
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10	16
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,949	2,119
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	814	696
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	682	734
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 453	$ 689